Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Bahl & Gaynor Dividend ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Dividend ETF
Class Name	Bahl & Gaynor Dividend ETF
Trading Symbol	BGDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Dividend ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgdv/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/bgdv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Dividend ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Dividend ETF (“BGDV” or the “Fund”) returned +13.61% (NAV) for the one-year period ended 12/31/2025. Over the same period, the S&P 500 returned +17.88%.
The Fund’s large cap core approach seeks to provide current income that rises over the long-term. The Fund typically invests in high-quality, large market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Information Technology, Consumer Discretionary, and Real Estate contributed positively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2025.
↑	Top position contributors included Western Digital (WDC), Taiwan Semiconductor Manufacturing ADR (TSM), and Eli Lilly (LLY) relative to the S&P 500 benchmark for the one-year period ended 12/31/2025.

Top Detractors
↓	From a sector perspective, Industrials, Financials, and Consumer Staples contributed negatively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2025.
↓	Top position detractors included Motorola Solutions (MSI), UnitedHealth Group (UNH), and Marsh & McLennan (MRSH) relative to the S&P 500 benchmark for the one-year period ended 12/31/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2024)
Bahl & Gaynor Dividend ETF NAV	13.62	10.36
S&P 500 TR	17.88	13.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/bgdv/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
Net Assets	$ 712,750,958
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 3,013,338
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$712,750,958
Number of Holdings	53
Net Advisory Fee	$3,013,338
Portfolio Turnover	32%
30-Day SEC Yield	1.10%
30-Day SEC Yield Unsubsidized	1.10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Eli Lilly & Co.	5.8%
Broadcom, Inc.	5.0%
TJX Cos., Inc.	3.9%
Motorola Solutions, Inc.	3.5%
Alphabet, Inc.	3.2%
AbbVie, Inc.	3.2%
Broadridge Financial Solutions, Inc.	2.9%
Cintas Corp.	2.8%
Meta Platforms, Inc.	2.6%

Top Sectors	(% of Net Assets)
Information Technology	24.0%
Financials	17.3%
Industrials	17.2%
Health Care	12.6%
Consumer Discretionary	6.2%
Communication Services	5.9%
Energy	5.6%
Utilities	5.0%
Consumer Staples	4.5%
Cash & Other	1.7%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/bgdv/
Bahl & Gaynor Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth ETF
Class Name	Bahl & Gaynor Income Growth ETF
Trading Symbol	BGIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgig/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/bgig/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Income Growth ETF (“BGIG” or the “Fund”) returned +12.39% (NAV) for the one-year period ended 12/31/2025. Over the same period, the S&P 500 returned +17.88%.
The Fund’s large cap core approach seeks to provide high current income that rises over time. The Fund typically invests in high-quality, large market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
There were 51 portfolio dividend increases during the one-year period ended 12/31/2025. The weighted average one-year dividend growth rate of the portfolio’s underlying holdings as of 12/31/2025 was 8.6%.
The views in this letter were as of December 31, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Health Care, Financials, and Consumer Discretionary contributed positively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2025.
↑	Top position contributors included Broadcom (AVGO), Johnson & Johnson (JNJ), and Corning (GLW) relative to the S&P 500 benchmark for the one-year period ended 12/31/2025.

Top Detractors
↓	From a sector perspective, Industrials, Consumer Staples, and Communication Services contributed negatively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2025.
↓	Top position detractors included Procter & Gamble (PG), Marsh & McLennan (MRSH), and Merck (MRK) relative to the S&P 500 benchmark for the one-year period ended 12/31/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/14/2023)
Bahl & Gaynor Income Growth ETF NAV	12.39	14.24
S&P 500 TR	17.88	21.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.

Net Assets	$ 393,579,725
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 1,153,562
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$393,579,725
Number of Holdings	53
Net Advisory Fee	$1,153,562
Portfolio Turnover	29%
30-Day SEC Yield	1.95%
30-Day SEC Yield Unsubsidized	1.95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
Eli Lilly & Co.	5.7%
Johnson & Johnson	5.3%
Broadcom, Inc.	5.1%
AbbVie, Inc.	4.7%
Microsoft Corp.	4.6%
Travelers Cos., Inc.	3.6%
JPMorgan Chase & Co.	3.3%
Williams Cos., Inc.	3.0%
Procter & Gamble Co.	3.0%
NextEra Energy, Inc.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	19.7%
Health Care	17.5%
Financials	14.7%
Industrials	12.2%
Energy	10.2%
Utilities	7.7%
Consumer Staples	7.6%
Consumer Discretionary	6.2%
Real Estate	3.4%
Cash & Other	0.8%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/bgig/
Bahl & Gaynor Small Cap Dividend ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Small Cap Dividend ETF
Class Name	Bahl & Gaynor Small Cap Dividend ETF
Trading Symbol	SCDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Small Cap Dividend ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/scdv/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/scdv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small Cap Dividend ETF	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small Cap Dividend ETF (“SCDV” or the “Fund”) returned +3.15% (NAV) for the one-year period ended 12/31/2025. Over the same period, the S&P 500 and Russell 2000 returned +17.88% and +12.81%, respectively.
The Fund’s small cap core approach seeks to provide current income that rises over the long-term. The Fund typically invests in high-quality, small market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Consumer Discretionary, Energy, and Real Estate contributed positively to Fund performance versus the Russell 2000 for the one-year period ended 12/31/2025.
↑	Top position contributors included Curtiss-Wright (CW), BWX Technologies (BWXT), and Ensign Group (ENSG) relative to the Russell 2000 benchmark for the one-year period ended 12/31/2025.

Top Detractors
↓	From a sector perspective, Health Care, Materials, and Consumer Staples contributed negatively to Fund performance versus the Russell 2000 for the one-year period ended 12/31/2025.
↓	Top position detractors included AAON (AAON), Chemed Corporation (CHE), and Tetra Tech (TTEK) relative to the Russell 2000 benchmark for the one-year period ended 12/31/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2024)
Bahl & Gaynor Small Cap Dividend ETF NAV	3.15	-3.75
S&P 500 TR	17.88	13.26
Russell 2000 Total Return Index	12.81	4.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/scdv/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
Net Assets	$ 124,366,164
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 776,835
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$124,366,164
Number of Holdings	41
Net Advisory Fee	$776,835
Portfolio Turnover	24%
30-Day SEC Yield	0.64%
30-Day SEC Yield Unsubsidized	0.64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	7.4%
Gildan Activewear, Inc.	6.2%
Curtiss-Wright Corp.	5.4%
Federal Signal Corp.	5.2%
Evercore, Inc.	4.6%
Victory Capital Holdings, Inc.	4.2%
MSA Safety, Inc.	4.1%
Chemed Corp.	4.0%
Enpro, Inc.	3.9%
Tetra Tech, Inc.	3.8%

Top Sectors	(% of Net Assets)
Industrials	29.9%
Health Care	18.4%
Financials	12.0%
Consumer Discretionary	10.7%
Consumer Staples	5.9%
Materials	5.2%
Real Estate	4.7%
Information Technology	4.1%
Communication Services	3.5%
Cash & Other	5.6%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/scdv/
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Class Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Trading Symbol	SMIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/smig/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/smig/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) returned +0.89% (NAV) for one-year period ended 12/31/2025. Over the same period, the S&P 500 and Russell 2500 returned +17.88% and +11.91%, respectively.
The Fund’s small/mid-cap core approach seeks to provide high current income that rises over time. The Fund typically invests in high-quality small/mid-size companies that have historically exhibited an ability to compound capital and dividends at attractive growth rates.
There were 44 portfolio dividend increases during the one-year period ended 12/31/2025. The weighted average one-year dividend growth rate of the portfolio’s underlying holdings as of 12/31/2025 was 9.8%.
The views in this letter were as of December 31, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Consumer Discretionary, Energy, and Financials contributed positively to Fund performance versus the Russell 2500 for the one-year period ended 12/31/2025.
↑	Top position contributors included Gildan Activewear (GIL), Hartford Insurance Group (HIG), and Evercore (EVR) relative to the Russell 2500 benchmark for the one-year period ended 12/31/2025.

Top Detractors
↓	From a sector perspective, Industrials, Health Care, and Materials contributed negatively to Fund performance versus the Russell 2500 for the one-year period ended 12/31/2025.
↓	Top position detractors included Perrigo (PRGO), Interparfums (IPAR), and Watsco (WSO) relative to the Russell 2500 benchmark for the one-year period ended 12/31/2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/25/2021)
Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV	0.89	5.16
S&P 500 TR	17.88	11.78
Russell 2500 Total Return	11.91	4.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.

Net Assets	$ 1,132,201,786
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 6,222,210
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,132,201,786
Number of Holdings	46
Net Advisory Fee	$6,222,210
Portfolio Turnover	17%
30-Day SEC Yield	1.93%
30-Day SEC Yield Unsubsidized	1.93%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
Gildan Activewear, Inc.	4.9%
Targa Resources Corp.	4.7%
Hartford Insurance Group, Inc.	4.7%
Snap-on, Inc.	4.6%
Hubbell, Inc.	4.4%
Broadridge Financial Solutions, Inc.	4.3%
Evercore, Inc.	4.2%
Victory Capital Holdings, Inc.	4.0%
DT Midstream, Inc.	4.0%
Packaging Corp. of America	3.7%

Top Sectors	(% of Net Assets)
Financials	21.7%
Industrials	19.9%
Utilities	9.9%
Energy	9.8%
Consumer Discretionary	9.6%
Materials	7.7%
Health Care	6.6%
Real Estate	5.9%
Information Technology	4.6%
Cash & Other	4.3%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/smig/